Note 24 - Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2013
Note 24 - Segment and Geographic Information (Tables) [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Subscription services and other related services	Brokerage services in Hong Kong	Consolidated

Net revenues	$25,781,724	$3,817,762	$29,599,486
Cost of revenues	7,297,061	792,333	8,089,394
Operating expenses:
General and administrative	8,515,833	2,871,548	11,387,381
Product development	10,735,570	-	10,735,570
Sales and marketing	12,500,788	571,229	13,072,017

Total operating expenses	31,752,191	3,442,777	35,194,968

Government subsidies	75,883	-	75,883
Loss from operations	$(13,191,645)	$(417,348)	$(13,608,993)

Total assets	$72,474,437	$48,896,558	$121,370,995
	Subscription services and other related services	Brokerage services in Hong Kong	Consolidated

Net revenues	$49,468,401	$3,539,664	$53,008,065
Cost of revenues	8,462,096	308,521	8,770,617
Operating expenses:
General and administrative	8,319,593	2,908,039	11,227,632
Product development	13,313,635	-	13,313,635
Sales and marketing	20,714,263	623,536	21,337,799
Loss from impairment of intangible assets	3,949,420	128,664	4,078,084
Loss from impairment of goodwill	12,195,398	1,267,826	13,463,224

Total operating expenses	58,492,309	4,928,065	63,420,374

Government subsidies	265,016	-	265,016
Loss from operations	$(17,220,988)	$(1,696,922)	$(18,917,910)

Total assets	$106,811,438	$53,165,245	$159,976,683

Reconciliation of Revenue from Segments to Consolidated [Table Text Block]
	Years ended December 31,
	2011	2012	2013

Precious metals trading services revenues	$-	$-	$30,124,245
Financial information and advisory services revenues	43,100,486	20,826,995	11,122,400
Advertising revenue	6,243,748	4,848,622	6,799,109
Hong Kong brokerage services revenues	3,539,664	3,817,762	3,404,767
Others	124,167	106,107	1,287,556

Total revenue from external customers	$53,008,065	$29,599,486	$52,738,077

Three Operating Segments [Member]
Note 24 - Segment and Geographic Information (Tables) [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Precious metal trading services	Subscription services and other related services	Brokerage services in Hong Kong	Consolidated

Net revenues	$30,124,245	$21,656,482	$3,404,767	$55,185,494
Less: intersegment sales	-	(2,447,417)	-	(2,447,417)
Net revenues from external customer	30,124,245	19,209,065	3,404,767	52,738,077
Cost of revenues	2,613,287	7,018,379	938,404	10,570,070
Operating expenses:
General and administrative	1,087,048	10,831,336	3,291,718	15,210,102
Product development	784,083	8,248,244	-	9,032,327
Sales and marketing	22,015,190	10,429,389	591,074	33,035,653

Total segments operating expenses	23,886,321	29,508,969	3,882,792	57,278,082
Less: intersegment operating expenses	(2,447,417)	-	-	(2,447,417)
Total operating expenses	21,438,904	29,508,969	3,882,792	54,830,665
Government subsidies	-	11,187	-	11,187
Income (loss) from operations	$6,072,054	$(17,307,096)	$(1,416,429)	$(12,651,471)

Total segments assets	27,791,654	80,844,211	31,893,233	140,529,098
Less: intersegment balances	-	(7,036,363)	-	(7,036,363)
Total assets	$27,791,654	$73,807,848	$31,893,233	$133,492,735